Variable Interest Entities (Notes)	12 Months Ended
Dec. 31, 2019
Schedule of Variable Interest Entities [Abstract]
Variable Interest Entity Disclosure [Text Block]	VARIABLE INTEREST ENTITIES
Pratt & Whitney holds a 61% program share interest in the International Aero Engines AG (IAE) collaboration with MTU Aero Engines AG (MTU) and Japanese Aero Engines Corporation (JAEC) and a 49.5% ownership interest in IAE. IAE's business purpose is to coordinate the design, development, manufacturing and product support of the V2500 engine program through involvement with the collaborators. Additionally, Pratt & Whitney, JAEC and MTU are participants in International Aero Engines, LLC (IAE LLC), whose business purpose is to coordinate the design, development, manufacturing and product support for the PW1100G-JM engine for the Airbus A320neo aircraft and the PW1400G-JM engine for the Irkut MC21 aircraft. Pratt & Whitney holds a 59% program share interest and a 59% ownership interest in IAE LLC. IAE and IAE LLC retain limited equity with the primary economics of the programs passed to the participants. As such, we have determined that IAE and IAE LLC are variable interest entities with Pratt & Whitney the primary beneficiary. IAE and IAE LLC have, therefore, been consolidated. The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Current assets	$4,573	$4,732
Noncurrent assets	1,919	1,600
Total assets	$6,492	$6,332
Current liabilities	$4,916	$4,946
Noncurrent liabilities	2,149	1,898
Total liabilities	$7,065	$6,844